UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment |_|: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
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   Address:      Four Embarcadero Center, Suite 550
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                 San Francisco, CA 94111
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Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      5/10/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     26
                                        --------------------

Form 13F Information Table Value Total:     486,300
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- --------- ------ ------
BAIDU COM INC             SPON ADR REP A   056752108   7,328      75,900 SH            Sole                     75,900
CANON INC                 ADR              138006309  16,348     304,550 SH            Sole                    304,550
CHINA MOBILE LIMITED      SPONSORED ADR    16941M109  54,692   1,219,450 SH            Sole                  1,219,450
CHUNGHWA TELECOM CO LTD   SPONSORED ADR    17133Q205  38,348   1,925,086 SH            Sole                  1,925,086
CTRIP COM INTL LTD        ADR              22943F100   2,030      30,300 SH            Sole                     30,300
NEW ORIENTAL ED & TECH
  GRP I                   SPON ADR         647581107  12,390     305,700 SH            Sole                    305,700
FOCUS MEDIA HLDG LTD      SPONSORED ADR    34415V109   1,616      20,600 SH            Sole                     20,600
HSBC HLDGS PLC            SPON ADR NEW     404280406  61,581     701,297 SH            Sole                    701,297
HDFC BANK LTD             ADR REPS 3 SHS   40415F101     825      12,800 SH            Sole                     12,800
HONDA MOTOR LTD           AMERN SHS        438128308   9,038     259,200 SH            Sole                    259,200
HUANENG PWR INTL INC      SPON ADR H SHS   443304100   4,879     140,400 SH            Sole                    140,400
KOOKMIN BK NEW            SPONSORED ADR    50049M109  14,443     160,209 SH            Sole                    160,209
KOREA ELECTRIC PWR        SPONSORED ADR    500631106   5,748     287,410 SH            Sole                    287,410
KT CORP                   SPONSORED ADR    48268K101  19,667     878,390 SH            Sole                    878,390
THE9 LTD                  ADR              88337K104   7,955     236,208 SH            Sole                    236,208
NETEASE COM INC           SPONSORED ADR    64110W102  68,333   3,851,900 SH            Sole                  3,851,900
PETROCHINA CO LTD         SPONSORED ADR    71646E100  10,619      90,690 SH            Sole                     90,690
SIFY LTD                  SPONSORED ADR    82655M107  14,320   1,659,300 SH            Sole                  1,659,300
SINA CORP                 ORD              G81477104  31,227     929,100 SH            Sole                    929,100
SK TELECOM LTD            SPONSORED ADR    78440P108  29,961   1,279,300 SH            Sole                  1,279,300
SONY CORP                 ADR NEW          835699307  18,121     358,900 SH            Sole                    358,900
SOHU COM INC              COM              83408W103   1,314      61,300 SH            Sole                     61,300
PT TELEKOMUNIKASI
  INDONESIA               SPONSORED ADR    715684106  38,497     892,380 SH            Sole                    892,380
TOYOTA MOTOR CORP         SP ADR REP2COM   892331307  15,969     124,600 SH            Sole                    124,600
TAIWAN SEMICONDUCTOR
  MFG LTD                 SPONSORED ADR    874039100     380      35,346 SH            Sole                     35,346
TATA MTRS LTD             SPONSORED ADR    876568502     671      41,400 SH            Sole                     41,400